Investment Securities	12 Months Ended
Dec. 31, 2025
Investment Securities [Abstract]
Investment securities
6.	Investment securities

Investment securities consist of short term investments, debt securities and convertible bonds.

	Note	December 31, 2024	December 31, 2025
		RMB	RMB
Short term investments	(a)	38,695,647	28,401,958
Debt securities	(b)	187,357,047	205,879,142
Convertible bonds	(c)	40,876,080	39,161,360
Total		266,928,774	273,442,460

(a)	Short term investments

The carrying amount and fair value of the investment securities by major security type and class of security as of December 31, 2024 and 2025 was as follows:

	Aggregate cost basis	Profits and losses from fair value changes	Aggregate fair value
	RMB	RMB	RMB
As of December 31, 2025:
Wealth management products	28,401,958	-	28,401,958
Total	28,401,958	-	28,401,958

	Aggregate cost basis	Profits and losses from fair value changes	Aggregate fair value
	RMB	RMB	RMB
As of December 31, 2024:
Wealth management products	38,695,647	-	38,695,647
Total	38,695,647	-	38,695,647

Wealth management products are investment products issued by commercial banks and other financial institutions in China. The wealth management products invest in a pool of liquid financial assets in the interbank market or exchange, including debt securities, asset backed securities, interbank lending, reverse repurchase agreements and bank deposits. The Group did not recognize any profits and losses from fair value changes since the dominance of Wealth management products the Group had in 2025 are Short-Term with fixed return.

(b)	Debt securities

The debt securities are in the form of an investment in partnerships, made in December 2021 and 2022 and held- to-maturity corporate debt securities purchased in 2022. The partnership will return RMB10,000,000 to the Group quarterly, along with an 8% interest. The principal and interests are required to be fully repaid within 3 years. The investment has an amortized cost of RMB196,098,179 and RMB210,473,725 with an allowance for credit loss of RMB8,741,132 and RMB4,594,583 for the years ended December 31, 2024 and 2025, respectively.

(c)	Convertible bonds

In November 2023, the Group invested in the convertible bonds of US$5,000,000 of CNF FAMILY OFFICE LIMITED, an unrelated party company, which is accounted for at the fair value option. In 2024, the Group invested another US$600,000 to CNF FAMILY OFFICE LIMITED. The fair value of the convertible bonds as of December 31, 2025 has not changed significantly from its date of investment. The convertible bonds are equivalent to RMB40,876,080 and RMB39,161,360 as of December 31, 2024 and 2025.